UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 5.1% (3.3% of Total Investments)
$ 10,500	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2007A,	1/17 at 100.00	AA+	$ 9,865,485
	4.500%, 1/01/43 – AMBAC Insured (UB)
11,175	Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 2001,	2/11 at 100.00	AA–	11,556,738
	5.250%, 2/15/22 – NPFG Insured
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%,	8/12 at 100.00	AAA	2,756,175
	2/01/42 (Pre-refunded 8/01/12) – FGIC Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	457,899
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	16,270,972
18,760	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A, 5.000%,	2/11 at 101.00	AAA	19,611,892
	2/01/41 (Pre-refunded 2/01/11) – FGIC Insured
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	4/10 at 100.00	Caa3	3,682,638
	FGIC Insured
5,240	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.000%, 2/01/41	2/11 at 101.00	AAA	5,510,017
	(Pre-refunded 2/01/11) – FGIC Insured
73,595	Total Alabama			69,711,816
	Alaska – 0.2% (0.1% of Total Investments)
2,425	Alaska Housing Finance Corporation, Collateralized Veterans Mortgage Program Bonds, First	6/10 at 100.00	AAA	2,427,013
	Series 1999A-1, 6.150%, 6/01/39
	Arizona – 1.9% (1.2% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,056,860
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	2,042,220
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	N/R	1,039,380
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,157,330
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – AGM Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 14.929%,	7/17 at 100.00	AAA	4,078,672
	7/01/31 – AGM Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,181,130
	Series 2004, 5.000%, 7/01/27 – NPFG Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	13,918,712
	2005, 4.750%, 7/01/25 – NPFG Insured
670	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	4/10 at 100.00	Aa3	673,946
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – AGM Insured
26,510	Total Arizona			26,148,250
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A2	2,696,095
	9/01/35 – AMBAC Insured
	California – 25.9% (16.6% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	A–	2,972,088
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	Aa2	10,142,600
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	33,415,200
20,000	5.375%, 5/01/18 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	Aaa	22,276,800
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	35,124
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA	29,270
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005:
3,670	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	3,875,593
2,795	5.000%, 12/01/27 – MBIA Insured (UB)	12/14 at 100.00	AAA	2,922,340
10,150	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A–	9,360,736
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A	3,565,695
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
20,000	Cucamonga County Water District, San Bernardino County, California, Certificates of	9/11 at 101.00	AA–	20,030,200
	Participation, Water Shares Purchase, Series 2000, 5.125%, 9/01/35 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	6,087,410
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – NPFG Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB+	8,632,500
	Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	A–	1,318,980
	Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,343,376
	11/01/24 – AGM Insured
5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	4,670,100
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	2,763,427
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	20,795,400
	5.000%, 7/01/21 – AGM Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	AA–	3,132,060
	5.000%, 7/01/24 – FGIC Insured
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AAA	3,158,948
	AGC Insured
5,515	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	A2	5,304,272
	(Alternative Minimum Tax)
690	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 (Pre-refunded	11/12 at 100.00	A2 (4)	768,239
	11/01/12) – FGIC Insured
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/11 at 101.00	N/R	13,931,250
5,000	5.125%, 6/15/33 – AMBAC Insured	12/11 at 101.00	N/R	4,442,100
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	1,878,427
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AAA	6,107,280
	Series 2003, 5.000%, 7/01/26 – AGM Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AAA	3,150,398
	5.000%, 8/01/22 – AGM Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,630,150
	2005B, 4.750%, 12/01/21 – FGIC Insured
13,710	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	13,473,640
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/26 – NPFG Insured
	(Alternative Minimum Tax)
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+	3,064,057
	2001, 5.125%, 7/01/36 – AMBAC Insured
8,470	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+ (4)	9,032,577
	2001, 5.125%, 7/01/36 (Pre-refunded 7/01/11) – AMBAC Insured
1,220	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/15 at 100.00	AA+	1,280,536
	2005A, 5.000%, 7/01/22 – NPFG Insured
2,105	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A,	6/17 at 100.00	AAA	1,687,494
	3.000%, 6/15/27 – AGM Insured
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	44,776,977
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	7/10 at 100.00	A	26,712,462
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	3,390,550
12,525	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	A (4)	12,954,482
	Project, Series 2002, 5.000%, 8/01/20 (Pre-refunded 8/01/10) – MBIA Insured
19,595	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	15,496,118
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	A	12,130,988
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	AAA	6,591,628
	6/01/25 – AGM Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	4,910,800
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
407,780	Total California			355,242,272
	Colorado – 5.8% (3.7% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	955,951
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	AAA	2,033,304
	11/01/24 – AGM Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA–	1,041,180
	6/15/25 – NPFG Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	5,615,280
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa2	1,808,521
	Bonds, Series 2005B, 5.000%, 12/15/28 – AGM Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	15,570,357
	9/01/23 – NPFG Insured
30,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	32,410,840
	(Pre-refunded 9/01/10) – NPFG Insured
11,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/15	9/10 at 74.80	Aaa	8,797,136
	(Pre-refunded 9/01/10) – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	A	3,229,700
	NPFG Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	4,764,170
	5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa3	2,640,050
	5.000%, 12/01/24 – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AA–	1,034,950
	FGIC Insured
107,285	Total Colorado			79,901,439
	District of Columbia – 0.9% (0.6% of Total Investments)
	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue
	Bonds, Series 2003:
5,000	5.125%, 10/01/24 – FGIC Insured	10/13 at 100.00	AA–	5,153,200
5,000	5.125%, 10/01/25 – FGIC Insured	10/13 at 100.00	AA–	5,138,449
2,670	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AA+	2,521,575
	Revenue Bonds, Series 2007, Residuals 1606, 11.602%, 10/01/30 – AMBAC Insured (IF)
12,670	Total District of Columbia			12,813,224
	Florida – 26.4% (17.0% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A3	1,292,388
2,000	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holmes Regional	4/10 at 100.00	A	2,004,140
	Medical Center Project, Series 1996, 5.625%, 10/01/14 – NPFG Insured
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	6/10 at 100.00	Aaa	975,975
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
	(Alternative Minimum Tax)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	A+	4,071,967
	7/01/19 – NPFG Insured
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	2,232,517
	AMBAC Insured
4,500	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AA	4,631,895
	10/01/24 – NPFG Insured
600	City of Gulf Breeze, Florida, Local Governement Loan Program Bonds, Series 1985B, Remarketed	12/10 at 100.00	N/R	611,628
	5-1-2006, 5.000%, 12/01/20 (Mandatory put 12/01/10)
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – SYNCORA GTY Insured (UB)	11/17 at 100.00	AAA	5,353,747
12,585	5.000%, 11/01/32 – SYNCORA GTY Insured (UB)	11/17 at 100.00	AAA	12,853,312
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – AGM Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,260,781
1,000	5.400%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,000,480
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – AGM Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,040,645
1,400	5.400%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,400,672
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA	1,566,705
	NPFG Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	A	3,085,500
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,231,304
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,890,888
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	4/10 at 100.00	A	1,104,642
	NPFG Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	N/R	1,004,695
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	N/R	491,502
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A	1,289,950
1,095	5.000%, 10/01/23 – NPFG Insured	10/13 at 100.00	A	1,129,427
1,225	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A	1,261,738
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20 –	4/12 at 101.00	A	1,649,839
	NPFG Insured
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	A	2,534,100
	2/01/22 – NPFG Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AAA	2,531,175
	Program, Series 2005A, 5.000%, 8/01/30 – AGM Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	1,214,088
	NPFG Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	N/R (4)	4,502,547
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	7/10 at 100.50	N/R	925,010
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
2,980	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 0.000%,	4/10 at 25.11	Aa1	763,089
	7/01/30 – AGM Insured (Alternative Minimum Tax)
4,750	Florida Housing Finance Corporation, Housing Revenue Bonds, Augustine Club Apartments, Series	10/10 at 102.00	Aaa	5,022,033
	2000D-1, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – MBIA Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 – NPFG Insured	11/10 at 101.00	A	3,400,333
3,345	5.375%, 11/01/30 – NPFG Insured	11/10 at 101.00	A	3,368,917
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – NPFG Insured	11/11 at 101.00	A	1,030,270
2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund –	4/10 at 101.00	AA+	2,244,763
	Intermodal Program, Series 1999, 5.500%, 10/01/23 – FGIC Insured (Alternative Minimum Tax)
940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	958,076
	Bonds, Series 2001C, 5.125%, 6/01/29 – FGIC Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AAA	2,125,340
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E,	12/11 at 101.00	N/R	5,257,356
	4.750%, 12/01/20 (Mandatory put 12/01/11) – FGIC Insured
380	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985B,	4/10 at 100.00	N/R	380,984
	5.900%, 12/01/15 (Mandatory put 12/01/10) – FGIC Insured
360	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985C,	6/10 at 100.00	N/R	360,443
	5.900%, 12/01/15 – FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E,	12/10 at 101.00	N/R	1,509,390
	5.750%, 12/01/20 (Mandatory put 12/01/19) – FGIC Insured
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AAA	1,918,658
	AGM Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	A	2,582,400
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	AA–	1,020,410
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AA–	6,039,120
	7/01/29 – NPFG Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA+	2,069,060
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,045,180
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	A+	2,667,401
	7/01/22 – NPFG Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	Baa1	1,514,371
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	Baa1	1,642,059
4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/12 at 100.00	Aa2	4,515,182
	Mayo Clinic, Series 2001C, 5.500%, 11/15/36 – NPFG Insured
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AA–	1,556,723
	10/01/20 – NPFG Insured
3,205	Jacksonville, Florida, GNMA Collateralized Housing Revenue Refunding Bonds, Windermere Manor	3/10 at 100.00	AAA	3,207,756
	Apartments, Series 1993A, 5.875%, 3/20/28
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	AA–	1,108,490
	FGIC Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2007B, 5.000%, 10/01/24 –	10/14 at 100.00	AA–	1,553,235
	MBIA Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AA+	1,512,321
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	N/R	1,752,663
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	N/R	2,019,380
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A3	1,260,787
	FGIC Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A–	1,574,621
	AMBAC Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	949,820
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	A	2,929,470
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 –	10/13 at 100.00	Aa3	2,135,020
	NPFG Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 – NPFG Insured	10/13 at 100.00	A	1,514,498
1,000	5.250%, 10/01/18 – NPFG Insured	10/13 at 100.00	A	1,088,070
2,000	5.000%, 10/01/27 – NPFG Insured	10/13 at 100.00	A	2,029,320
1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	1,438,196
	Country Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 – AGM Insured (Alternative
	Minimum Tax)
2,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AAA	2,167,396
	5.125%, 10/01/35 – AGM Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
5,615	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A	5,761,327
35,920	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A	35,974,598
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	A1	12,327,074
	2005A, 5.000%, 6/01/32 – NPFG Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	A1	5,281,377
	2005B, 5.000%, 6/01/25 – NPFG Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	4/10 at 54.83	A	8,743,320
	10/01/21 – NPFG Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AAA	3,028,620
	7/01/35 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2008B, 5.250%,	No Opt. Call	AAA	2,213,320
	10/01/22 – AGM Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	A	1,352,797
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	A	2,189,380
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AAA	2,009,740
	AGM Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA–	1,027,700
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AA	3,415,256
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,558,175
	SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	A2	2,570,075
7,820	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	A2	8,005,569
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	A	1,795,290
	5.000%, 10/01/20 – NPFG Insured
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	AAA	1,077,876
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative
	Minimum Tax)
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA–	2,204,847
	8/01/24 – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,071,610
	8/01/27 – NPFG Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA	7,147,920
	10/01/14 – AMBAC Insured
2,825	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993,	No Opt. Call	Aa3	2,899,524
	5.250%, 6/01/11 – FGIC Insured
4,000	Palm Beach County, Florida, Revenue Refunding Bonds, Criminal Justice Facilities, Series 1993,	No Opt. Call	Aa1	4,060,720
	5.375%, 6/01/10 – FGIC Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	A	1,067,370
500	5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	A	530,695
500	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	A	527,745
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AAA	3,039,510
	10/01/36 – AGM Insured
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,225	5.000%, 8/15/18 – AGM Insured	8/13 at 100.00	Aa3	2,304,277
1,300	5.000%, 8/15/21 – AGM Insured	8/13 at 100.00	Aa3	1,328,743
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	A+	1,203,766
	FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	902,900
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 – NPFG Insured	5/12 at 100.00	A	1,278,584
1,980	5.250%, 5/01/17 – NPFG Insured	5/12 at 100.00	A	2,127,391
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
3,775	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AAA	3,898,631
3,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AAA	3,570,875
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29	9/11 at 34.97	A (4)	3,455,600
	(Pre-refunded 9/01/11) – MBIA Insured
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	A (4)	2,084,480
	(Pre-refunded 9/01/13) – MBIA Insured
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 –	9/14 at 100.00	A2	1,033,460
	NPFG Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	A	1,935,799
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	A	1,480,782
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	A	821,983
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	A	526,480
5,715	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	6,880,003
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AA	4,105,602
	1992, 6.000%, 10/01/19 – NPFG Insured
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AAA	4,354,700
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	5,695,150
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,447,488
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	10/13 at 100.00	Aa3	1,590,242
1,555	5.125%, 10/01/21 – AGM Insured	10/13 at 100.00	Aa3	1,668,919
1,300	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996, 5.800%, 10/01/11 –	4/10 at 100.00	N/R	1,304,927
	AMBAC Insured
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA–	2,560,550
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	A+	1,256,130
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39	10/19 at 100.00	AAA	401,496
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	4/10 at 100.00	Aaa	1,523,070
	Hospital, Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)
10,255	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	N/R	9,137,820
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	A+	1,439,415
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,386,150
	8/01/24 – AGM Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AAA	2,086,960
12,000	Volusia County, Florida, School Board Certificates of Participation, Series 2007,	8/17 at 100.00	Aa3	12,081,360
	5.000%, 8/01/32 – AGM Insured (UB)
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,845,262
	12/01/24 – AGM Insured
373,990	Total Florida			362,976,288
	Georgia – 2.0% (1.3% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,034,620
	AGM Insured
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AAA	10,270,400
	AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA–	2,781,354
	4.000%, 8/01/26
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA–	1,613,024
	Safety Project, Series 2004, 5.250%, 9/01/23 – NPFG Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,856,873
1,135	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,239,772
4,500	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	4,556,385
1,250	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	4/10 at 100.00	AA	1,252,225
	Systems, Series 1996, 5.250%, 8/01/13 – MBIA Insured
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	N/R	2,287,934
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured (Alternative
	Minimum Tax)
26,175	Total Georgia			26,892,587
	Idaho – 0.2% (0.1% of Total Investments)
150	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aaa	157,502
110	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-2, 6.900%, 7/01/26	No Opt. Call	Aaa	111,965
	(Alternative Minimum Tax)
125	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	7/10 at 100.00	Aaa	125,796
	(Alternative Minimum Tax)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa3	1,067,510
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa3	1,131,263
2,450	Total Idaho			2,594,036
	Illinois – 5.2% (3.4% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AAA	1,129,800
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Refunding Bonds, O’Hare
	International Airport, Series 2001E:
4,615	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	4,737,067
4,870	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	4,987,172
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	7,500,528
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
7,025	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa3	5,617,682
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
10,000	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/10 at 100.00	A	10,005,800
	5/15/21 – NPFG Insured
2,095	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	6/10 at 100.00	Baa1	2,094,958
	5.800%, 6/01/30 – NPFG Insured
22,510	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 –	2/12 at 100.00	A+	23,168,418
	FGIC Insured
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	4,026,239
	Project, Series 2002A, 0.000%, 12/15/35 – MBIA Insured
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	AA+	4,505,419
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	AA+	2,491,597
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	A+	1,802,880
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
90,035	Total Illinois			72,067,560
	Indiana – 3.6% (2.3% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AA+ (4)	2,291,769
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
8,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	7,812,640
	NPFG Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	8,468,800
	AMBAC Insured
5,300	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AAA	5,695,803
	5.500%, 1/01/38 – AGC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,601,618
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,533,040
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – AGM Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AA–	5,098,450
	Project, Series 2003, 5.000%, 1/15/28 – AMBAC Insured
10,000	Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%, 7/01/19 – NPFG Insured	1/12 at 100.00	Aa1	10,342,200
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	Aa3 (4)	4,207,102
	Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – AGM Insured
58,625	Total Indiana			49,051,422
	Kansas – 0.7% (0.5% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – AGM Insured	9/14 at 101.00	AAA	2,209,514
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 – AGM Insured	9/14 at 100.00	Aa3	2,268,595
4,835	5.000%, 9/01/29 – AGM Insured	9/14 at 100.00	Aa3	5,084,341
9,035	Total Kansas			9,562,450
	Kentucky – 3.0% (1.9% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aa3	4,088,848
	Series 2004, 5.000%, 6/01/20 – NPFG Insured
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AAA	4,372,840
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AAA	10,999,400
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	7,923,000
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AA–	13,606,934
	System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – NPFG Insured
38,210	Total Kentucky			40,991,022
	Louisiana – 4.6% (2.9% of Total Investments)
5,000	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	3/10 at 102.00	BBB	5,013,550
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	A1	3,207,529
	NPFG Insured
4,540	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	4,629,393
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AA	2,475,504
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA	4,539,900
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AA	5,150,900
	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AAA	3,235,815
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	34,219,905
38	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.961%, 5/01/41 –	5/16 at 100.00	AA	31,876
	FGIC Insured (IF)
63,443	Total Louisiana			62,504,372
	Maine – 0.2% (0.2% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AAA	3,347,369
	7/01/28 (Pre-refunded 7/01/13) – AGM Insured
	Maryland – 0.3% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	4,740,426
	9/01/28 – SYNCORA GTY Insured
	Massachusetts – 4.5% (2.9% of Total Investments)
22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/12 at 101.00	N/R (4)	24,715,350
	Series 2002A, 5.375%, 1/01/42 (Pre-refunded 1/01/12) – AMBAC Insured
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	11,812,790
	5.000%, 8/15/23 – AGM Insured (UB)
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A,	2/17 at 100.00	AAA	6,788,431
	4.500%, 8/01/46 – AGM Insured (UB)
15,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23	1/14 at 100.00	A (4)	17,100,750
	(Pre-refunded 1/01/14) – FGIC Insured
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	A+ (4)	1,771,380
	2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured
57,255	Total Massachusetts			62,188,701
	Michigan – 2.7% (1.7% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	6,055,196
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	10/11 at 100.00	A	5,234,040
7,420	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	4/10 at 100.00	A+	7,334,744
	7/01/27 – NPFG Insured
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	AA	1,184,874
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
6,850	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/10 at 100.00	A	6,891,785
	Series 1998A, 5.375%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	A	9,778,500
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured
36,845	Total Michigan			36,479,139
	Minnesota – 1.8% (1.2% of Total Investments)
5,000	City of Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,	11/18 at 100.00	AAA	5,569,350
	Series 2008B, 6.500%, 11/15/38 – AGC Insured
4,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AAA	4,484,000
	2009A, 5.000%, 1/01/15 – AGC Insured
13,020	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	12/11 at 102.00	N/R (4)	14,681,873
	Marian Center Project, Series 2001A, 6.450%, 6/20/43 (Pre-refunded 12/20/11)
22,020	Total Minnesota			24,735,223
	Nebraska – 2.4% (1.5% of Total Investments)
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	26,127,614
	FGIC Insured (UB)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	AAA	5,306,200
	2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AAA	1,033,860
	AGM Insured
33,125	Total Nebraska			32,467,674
	Nevada – 7.2% (4.6% of Total Investments)
8,475	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+	8,521,188
	Series 2002, 5.000%, 6/01/32 – NPFG Insured
3,630	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+ (4)	4,054,674
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – MBIA Insured
14,140	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AAA	14,150,181
	International Airport, Series 2010A, 5.250%, 7/01/39 (WI/DD, Settling 2/03/10) – AGM Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	7,609,230
	7/01/25 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,000	5.625%, 1/01/34 – AMBAC Insured	1/12 at 100.00	Caa2	6,248,850
11,400	5.375%, 1/01/40 – AMBAC Insured	7/10 at 100.00	Caa2	4,750,038
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	A	14,156,030
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded	6/12 at 100.00	Baa1 (4)	27,987,619
	6/01/12) – FGIC Insured
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	Baa3 (4)	10,992,200
	Corridor Project, Series 2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured
110,300	Total Nevada			98,470,010
	New Jersey – 4.1% (2.6% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	A1	2,107,100
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	A1	2,359,913
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	3,911,600
3,850	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	3,897,779
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AAA	29,535,740
	AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	8,710,020
2,000	5.000%, 1/01/23 – AGM Insured (UB)	7/13 at 100.00	AAA	2,084,100
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 –	1/15 at 100.00	AAA	3,574,412
	AGM Insured (UB)
51,520	Total New Jersey			56,180,664
	New Mexico – 1.3% (0.8% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A+	3,797,689
	5.000%, 6/15/25 – NPFG Insured
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	13,917,696
	5.000%, 6/01/36 – AGM Insured
17,260	Total New Mexico			17,715,385
	New York – 6.8% (4.4% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,937,848
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,536,634
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,482,503
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	12,952,250
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	6,325,989
	5/01/33 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	AA–	1,571,520
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	5,188,850
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	3,002,595
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	5,324,250
	AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	10,372,600
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A+	5,182,800
	AMBAC Insured
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	14,434,840
	AGMInsured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,060,500
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,255,300
3,650	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,851,809
	2005B, 5.000%, 3/15/25 – AGM Insured (UB)
10,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	Aa3	10,158,100
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – NPFG Insured
91,200	Total New York			93,638,388
	North Carolina – 1.3% (0.8% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 – FGIC Insured	5/14 at 100.00	A	2,174,367
2,575	5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	A	2,645,246
5,250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,739,720
	1/01/16 – AGM Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,345,635
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,425,812
16,440	Total North Carolina			17,330,780
	North Dakota – 0.5% (0.3% of Total Investments)
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	A1	2,313,573
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	A1	1,418,129
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	A1	3,128,640
6,550	Total North Dakota			6,860,342
	Ohio – 3.7% (2.4% of Total Investments)
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 –	6/14 at 100.00	A+	2,705,385
	FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,346,720
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	BBB+	2,450,396
	12/01/22 – AMBAC Insured
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Baa1	2,286,320
	NPFG Insured
19,595	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A2	18,108,523
	AMBAC Insured
20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	5/10 at 101.00	N/R	20,137,386
	5.375%, 11/15/39 – AMBAC Insured
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aa3 (4)	3,439,560
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured
51,935	Total Ohio			51,474,290
	Oklahoma – 2.5% (1.6% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,620,680
	7/01/24 – AMBAC Insured
2,080	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	2,144,472
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
21,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	18,540,900
	1/01/47 – FGIC Insured
5,245	Oklahoma State Industries Authority, Revenue Bonds, Oklahoma Medical Research Foundation,	2/11 at 100.00	A1	5,291,943
	Series 2001, 5.250%, 2/01/21 – AMBAC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	A1	4,964,961
	AMBAC Insured
36,705	Total Oklahoma			34,562,956
	Oregon – 0.2% (0.2% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AAA	2,657,238
	5.000%, 5/01/25 – AGM Insured
755	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds,	7/10 at 100.00	Aa2	755,853
	Series 1995A, 6.450%, 7/01/26 (Alternative Minimum Tax)
3,290	Total Oregon			3,413,091
	Pennsylvania – 2.8% (1.8% of Total Investments)
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	8,319,190
	5.000%, 6/01/26 – AGM Insured (UB)
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A+	1,836,522
	2005A, 5.000%, 5/01/28 – NPFG Insured
11,740	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	11,136,447
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,752,575
	AMBAC Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa3	6,645,478
	Series 2005B, 5.000%, 2/15/30 – AGM Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 11/15/22 – AGM Insured (UB)	1/16 at 100.00	AAA	3,507,723
3,450	5.000%, 11/15/23 – AGM Insured (UB)	1/16 at 100.00	AAA	3,663,072
37,160	Total Pennsylvania			37,861,007
	Puerto Rico – 0.8% (0.5% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2006A, 5.000%, 7/01/30	7/15 at 100.00	AAA	2,912,175
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	BBB	2,024,860
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	BBB–	1,575,715
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	5,079,960
	8/01/42 – NPFG Insured
42,050	Total Puerto Rico			11,592,710
	Rhode Island – 1.8% (1.2% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/10 at 100.00	A	2,197,810
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
20,475	Rhode Island Depositors Economic Protection Corporation, Special Obligation Refunding Bonds,	2/11 at 100.00	A (4)	21,475,613
	Series 1993B, 5.250%, 8/01/21 (Pre-refunded 2/01/11) – MBIA Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A2	1,474,393
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured
24,075	Total Rhode Island			25,147,816
	South Carolina – 5.3% (3.4% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	2/18 at 100.00	AAA	15,813,943
	Trust 1181, 9.596%, 2/01/38 – AGM Insured (IF)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	A	10,115,300
	2002, 5.000%, 6/01/27 – NPFG Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – NPFG Insured	8/14 at 100.00	A	2,090,720
2,105	5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	A	2,196,420
1,795	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	Aaa	1,499,669
	1/01/13 – AMBAC Insured (ETM)
7,955	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	N/R	6,917,429
	1/01/13 – AMBAC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A–	8,278,480
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A–	9,883,500
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured (Alternative
	Minimum Tax)
17,500	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	16,574,950
	10/01/34 – SYNCORA GTY Insured
74,005	Total South Carolina			73,370,411
	Tennessee – 0.5% (0.3% of Total Investments)
6,455	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	6,552,729
	5.500%, 3/01/18 – AGM Insured (Alternative Minimum Tax)
	Texas – 9.0% (5.8% of Total Investments)
521	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	Aaa	540,479
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 – AMBAC Insured (Alternative Minimum Tax)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	5/10 at 100.00	A+	12,511,125
	11/01/35 – FGIC Insured (Alternative Minimum Tax)
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	A	22,934,500
	2001B, 5.250%, 11/15/40 – NPFG Insured
4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	4,815,708
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,210,240
5,000	5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,247,300
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	A–	17,610,250
	Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured
900	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	901,575
	AGM Insured (Alternative Minimum Tax)
23,865	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	N/R	23,652,363
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 –
	AMBAC Insured
140	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	A1 (4)	148,138
	5.000%, 5/15/21 (Pre-refunded 5/15/11) – MBIA Insured
8,065	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	A1	8,168,313
	5.000%, 5/15/21 – MBIA Insured
	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,
	Series 2001B:
3,205	5.500%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,268,555
3,375	5.500%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,430,181
7,205	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/15 –	7/11 at 101.00	A+	7,465,461
	FGIC Insured (Alternative Minimum Tax)
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	A	7,233,353
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	5/10 at 100.00	AA–	1,858,602
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
125,337	Total Texas			123,996,143
	Utah – 1.3% (0.9% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	AA– (4)	2,260,160
	7/01/13) – FGIC Insured
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 –	6/18 at 100.00	AAA	15,823,200
	AGM Insured (UB)
17,000	Total Utah			18,083,360
	Virginia – 1.2% (0.8% of Total Investments)
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AAA	1,142,754
	Facilities, Series 2003A, 5.250%, 12/15/20 – AGM Insured
4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AA–	4,955,337
	5.500%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)
10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1,	7/11 at 100.00	AAA	10,080,500
	5.375%, 7/01/36 – NPFG Insured (UB)
15,875	Total Virginia			16,178,591
	Washington – 4.4% (2.8% of Total Investments)
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa2	2,553,450
	Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+	3,710,875
	5.000%, 10/01/24 – FGIC Insured
5,000	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 13.949%,	1/19 at 100.00	AAA	5,865,350
	1/01/39 – AGC Insured (IF)
15,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42, DD –	7/17 at 100.00	AAA	15,340,050
	AGM Insured
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.484%,	7/17 at 100.00	AAA	4,681,651
	1/01/39 – AGM Insured (IF)
3,195	Kitsap County, Washington, Limited Tax General Obligation Bonds, Series 2000, 5.500%, 7/01/25	7/10 at 100.00	AA– (4)	3,266,217
	(Pre-refunded 7/01/10) – AMBAC Insured
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	5,324,995
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,108,618
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,292,150
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,486,739
5,945	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.472%, 7/01/31 –	7/16 at 100.00	AAA	6,827,297
	AGM Insured (IF)
56,000	Total Washington			60,457,392
	Wisconsin – 2.2% (1.4% of Total Investments)
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 100.00	A	14,680,950
	Series 1997, 5.750%, 2/15/27 – NPFG Insured
290	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	Aa3	312,446
2,600	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded 5/01/14) –	5/14 at 100.00	Aa3 (4)	3,023,670
	FGIC Insured
10,946	Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	AA	11,675,360
28,836	Total Wisconsin			29,692,426
$ 2,264,471	Total Long-Term Investments (cost $2,080,677,659) – 154.5%			2,122,116,869
	Short-Term Investments – 1.1% (0.7% of Total Investments)
	California – 0.2% (0.1% of Total Investments)
2,585	Westminster Redevelopment Agency, Orange County, California, Westminster Commercial	11/19 at 100.00	A-1	2,585,000
	Redevelopment Project 1, Tax Allocation Bonds, Variable Rate Demand Obligations,
	Tender Option Bond Trust 3009, 0.200%, 11/01/45 – AGC Insured (5)
	Colorado – 0.1% (0.1% of Total Investments)
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	No Opt. Call	A-1+	1,400,000
	Variable Rate Demand Obligations, Tender Option Bond Trust 2906Z, 0.210%, 3/01/16 –
	FSA Insured (5)
	Georgia – 0.1% (0.1% of Total Investments)
1,882	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds,	7/17 at 100.00	A-1	1,882,000
	Variable Rate Demand Obligations, Tender Option Bond Trust 2008-1061, 0.220%,
	7/01/34 – FSA Insured (5)
	Massachusetts – 0.4% (0.2% of Total Investments)
5,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	A-1	5,000,000
	Variable Rate Demand Obligations, Tender Option Bond Trust 1129, 0.220%, 1/01/42 –
	AGC Insured (5)
	North Carolina – 0.2% (0.1% of Total Investments)
2,500	Sampson County, North Carolina, Certificates of Participation, Series 2006,	6/17 at 100.00	A-1	2,500,000
	Variable Rate Demand Obligations Series 112, 0.240%, 6/01/34 – FSA Insured (5)
	Texas – 0.1% (0.1% of Total Investments)
2,025	Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Series 2009,	No Opt. Call	A-1+	2,025,000
	Variable Rate Demand Obligations, Trust 3418, 0.200%, 8/15/32 – AGM Insured (5)
$ 15,392	Total Short-Term Investments (cost $15,392,000)			15,392,000
	Total Investments (cost $2,096,069,659) – 155.6%			2,137,508,869
	Floating Rate Obligations – (9.8)%			(134,833,333)
	Other Assets Less Liabilities – 3.4%			46,738,994
	Auction Rate Preferred Shares, at Liquidation Value – (49.2)% (6)			(675,475,000)
	Net Assets Applicable to Common Shares – 100%			$ 1,373,939,530

Fair Value Measurements

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$2,122,116,869	$ —	$2,122,116,869
Short-Term Investments	—	15,392,000	—	15,392,000
Total	$ —	$2,137,508,869	$ —	$2,137,508,869

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $1,967,137,927.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 90,237,925
Depreciation	(54,693,677)
Net unrealized appreciation (depreciation) of investments	$ 35,544,248

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
DD	Portion of investment purchased on a delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010